Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions on Charter Hire Agreements [Member]
Related Party Transaction, Amounts of Transaction		$ 761	$ 829	$ 511
Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction		761	829	511
Central Mare [Member]
Related Party Transaction, Amounts of Transaction		326	326	2,366
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction		360	360	2,400
Central Mare [Member] | Amortization of Awarded Shares [Member]
Related Party Transaction, Amounts of Transaction		34	34	34
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	[1]	(34)	(34)	(34)
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction				8,901
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Vessels, Net [Member]
Fees charged				101
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Vessels, Net [Member]
Fees charged				63
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction				2,455
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessels, Net [Member]
Fees charged				101
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction				187
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction				233
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Long-term Debt [Member]
Financing fees				139
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction				3,861
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction				511
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction				$ 1,250
Central Shipping Inc [Member]
Related Party Transaction, Amounts of Transaction		12,253	4,152
Central Shipping Inc [Member] | Management Fees [Member] | Vessels, Net [Member]
Fees charged		69	109
Central Shipping Inc [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		1,953	2,237
Central Shipping Inc [Member] | Supervision Fee [Member] | Vessels, Net [Member]
Fees charged		63	55
Central Shipping Inc [Member] | Superintendent Fees [Member] | Vessels, Net [Member]
Fees charged		198	172
Central Shipping Inc [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction		60	247
Central Shipping Inc [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		330	240
Central Shipping Inc [Member] | Financing Fees [Member] | Long-term Debt [Member]
Financing fees			263
Central Shipping Inc [Member] | Commission for Sale and Purchase of Vessels [Member] | Investments [Member]
Fees charged		454
Central Shipping Inc [Member] | Commission for Sale and Purchase of Vessels [Member] | Right-of-use Assets from Operating Leases [Member]
Fees charged		1,017
Central Shipping Inc [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		3,377
Central Shipping Inc [Member] | Commission for Sale and Purchase of Vessels [Member] | Loss from Vessel Sales [Member]
Related Party Transaction, Amounts of Transaction		3,971
Central Shipping Inc [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction		$ 761	$ 829

[1]	As per the Company's equity incentive plan, or the 2015 plan (currently null and void since due to the recent reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2018, 2019 and 2020.